UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the initial period	☐

Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period	☒
from January 1, 2012 to March 31, 2012

Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period	☐

May 11, 2012
(Date of report)

DEXIA REAL ESTATE CAPITAL MARKETS

(Exact name of securitizer as specified in its charter)

N/A	0001541638
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Diana Kelsey Kutas, 425-313-3999

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)	☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)	☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)	☐

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.01.          Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.02.          Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

On September 29, 2011, Dexia Real Estate Capital Markets (“Dexia”) received a letter from CW Capital Asset Management LLC as special servicer for the Trust demanding that Dexia cure alleged defects in the documentation of Loan #58 Marketplace Retail & Office Center.  By letter dated December 29, 2011, Dexia rejected the Trust’s demand.  As of April 30, 2012, Dexia has received no response from the Trust.

Item 1.03.             Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

Item 2.                Exhibits

The following is filed as an Exhibit to this Report under ABS-15G:

Exhibit 99.1.  Table of all assets securitized by the Securitizer that were the subject of a demand to repurchase or replace for breach of the representations and warranties concerning the pool assets for all asset-backed securities held by non-affiliates of the Securitizer during the reporting period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

DEXIA REAL ESTATE CAPITAL MARKETS (Securitizer)

Date: May 11, 2012	By:
Name: Diana Kelsey Kutas
Title: Managing Director